GOODWILL	12 Months Ended
Dec. 31, 2018
GOODWILL
GOODWILL

NOTE 9 – GOODWILL

	As of December 31,
	2018	2017
Argentina business (1)	119,678	31,273
Uruguay business (2)	771	681
	120,449	31,954

(1)	Includes $88,068 corresponding to the Merger between Telecom and Cablevisión (See Note 4.a)), $31,606 from Cablevisión and $4 corresponding to the goodwill of Tuves Paraguay as of December 31, 2018.
(2)

Telemas S.A. goodwill, indirect subsidiary throughout its participation in Adesol. The increase in the amounts with respect to balance as of December 31, 2017 corresponds to currency translation adjustments.